Financial instruments and risk management - Corporate bonds and private placement debt (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
2030 USD corporate bond
Measurement of fair values
Financial liabilities	$ 897	$ 995
Fair value of liability	810	836
2034 USD corporate bond
Measurement of fair values
Financial liabilities	641	628
Fair value of liability	672	642
2027 USD corporate bond
Measurement of fair values
Financial liabilities	349	348
Fair value of liability	354	352
2029 EUR corporate bond
Measurement of fair values
Financial liabilities	591	527
Fair value of liability	617	547
Private placement debt
Measurement of fair values
Financial liabilities	625	625
Fair value of liability	$ 594	$ 573